EMPLOYEE BENEFITS - Summary of RSU Vested (Details) - RSUs	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	219,047	181,860	163,233
36.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	500	500
Grant price (in usd per share) | $ / shares	$ 36.30	$ 36.30
37.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	45,242	45,283
Grant price (in usd per share) | $ / shares	$ 37.00	$ 37.00
42.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,625	2,250
Grant price (in usd per share) | $ / shares	$ 42.00	$ 42.00
46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	91,658	100,206
Grant price (in usd per share) | $ / shares	$ 46.00	$ 46.00
55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,000	1,000
Grant price (in usd per share) | $ / shares	$ 55.07	$ 55.07
57.39
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	436
Grant price (in usd per share) | $ / shares	$ 57.39	$ 57.39
52.74
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,000	1,000
Grant price (in usd per share) | $ / shares	$ 52.74	$ 52.74
50.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	2,500	2,500
Grant price (in usd per share) | $ / shares	$ 50.92	$ 50.92
69.77
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	27,185
Grant price (in usd per share) | $ / shares	$ 69.77	$ 69.77
52.1
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	600	0
Grant price (in usd per share) | $ / shares	$ 52.10	$ 52.10
56.87
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	1,500
Grant price (in usd per share) | $ / shares	$ 56.87	$ 56.87
87.44
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	69,392	0
Grant price (in usd per share) | $ / shares	$ 87.44	$ 87.44
94.93
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,000	0
Grant price (in usd per share) | $ / shares	$ 94.93	$ 94.93
103.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	750	0
Grant price (in usd per share) | $ / shares	$ 103.75	$ 103.75
137.57
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	3,125	0
Grant price (in usd per share) | $ / shares	$ 137.57	$ 137.57
152.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	655	0
Grant price (in usd per share) | $ / shares	$ 152.49	$ 152.49